UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21502

RMR HOSPITALITY AND REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Hospitality and Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Thomas Perugini State Street Bank and Trust Company One Federal Street, 8th Floor Boston, Massachusetts 02110

Thomas Reyes, Esq. State Street Bank and Trust Company One Federal Street, 9th Floor Boston, Massachusetts 02110

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

RMR Hospitality and Real Estate Fund

Portfolio of Investments – March 31, 2006 (unaudited)

Company	Shares	Value
Common Stocks – 80.6%
Real Estate Investment Trusts – 77.5%
Apartments – 1.8%
Apartment Investment & Management Co.	8,200	$384,580
Associated Estates Realty Corp.	11,600	130,500
BNP Residential Properties, Inc.	16,000	268,800
GMH Communities Trust	3,000	34,920
Home Properties, Inc.	900	45,990
Post Properties, Inc.	2,000	89,000
United Dominion Realty Trust, Inc.	5,000	142,700
		1,096,490

Diversified – 20.4%
Colonial Properties Trust	71,100	3,564,243
Commercial Net Lease Realty	88,650	2,065,545
Centracore Properties Trust	3,000	75,150
Cousins Properties, Inc.	200	6,686
Crescent Real Estate Equities Co.	165,000	3,476,550
Lexington Corporate Properties Trust	92,000	1,918,200
Liberty Property Trust	15,000	707,400
Newkirk Realty Trust, Inc.	8,000	144,720
Spirit Finance Corp.	12,500	152,500
Washington Real Estate Investment Trust	3,000	108,960
		12,219,954

Health Care – 9.0%
Health Care Property Investors, Inc.	2,770	78,668
Health Care REIT, Inc.	49,150	1,872,615
Healthcare Realty Trust, Inc.	2,300	85,974
Medical Properties Trust, Inc.	57,150	617,220
Nationwide Health Properties, Inc.	91,000	1,956,500
Windrose Medical Properties Trust	50,100	755,508
		5,366,485

Hospitality – 2.7%
Ashford Hospitality Trust, Inc.	28,300	350,920
Eagle Hospitality Properties Trust, Inc.	41,000	413,280
Entertainment Properties Trust	5,400	226,692
Hersha Hospitality Trust	29,000	283,910
Highland Hospitality Corp.	7,000	88,970
Innkeepers USA Trust	5,000	84,750
Winston Hotels, Inc.	15,000	170,550
		1,619,072

Industrial – 8.2%
AMB Property Corp.	3,000	162,810
EastGroup Properties, Inc.	3,700	175,528
First Industrial Realty Trust, Inc.	106,160	4,531,970
		4,870,308

Mortgage – 0.3%
American Mortgage Acceptance Co.	9,300	149,265

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Office – 19.0%
Brandywine Realty Trust	44,000	$1,397,440
CarrAmerica Realty Corp.	5,000	223,050
Equity Office Properties Trust	101,900	3,421,802
Glenborough Realty Trust, Inc.	87,400	1,900,950
Highwoods Properties, Inc.	75,000	2,529,750
Maguire Properties, Inc.	4,000	146,000
Reckson Associates Realty Corp.	38,000	1,741,160
		11,360,152

Retail – 9.6%
CBL & Associates Properties, Inc.	2,000	84,900
Feldman Mall Properties, Inc.	900	11,025
Glimcher Realty Trust	23,400	664,560
Heritage Property Investment Trust	81,900	3,242,421
New Plan Excel Realty Trust	20,770	538,774
Realty Income Corp.	5,000	121,050
Taubman Centers, Inc.	2,000	83,340
The Mills Corp.	36,100	1,010,800
		5,756,870

Specialty – 5.7%
Getty Realty Corp.	34,000	989,400
Trustreet Properties, Inc.	158,200	2,403,058
		3,392,458

Storage – 0.8%
Extra Space Storage, Inc.	220	3,782
Sovran Self Storage, Inc.	8,100	447,120
		450,902
Total Real Estate Investment Trusts (Cost $37,359,754)		46,281,956

Other – 3.1%
American Capital Strategies, Ltd.	10,000	351,600
Iowa Telecommunication Services, Inc.	25,800	492,264
Morgans Hotel Group (a)	8,000	141,280
Panamsat Holding Corp.	5,950	147,679
Seaspan Corp.	33,400	707,078
Total Other (Cost $1,627,072)		1,839,901
Total Common Stocks (Cost $38,986,826)		48,121,857

Preferred Stocks – 47.1%
Real Estate Investment Trusts – 47.1%
Apartments – 2.6%
Apartment Investment & Management Co., Series R	38,000	966,340
Apartment Investment & Management Co., Series U	24,000	599,040
		1,565,380

Diversified – 2.7%
Bedford Property Investors, Inc., Series B	30,000	649,500
Colonial Properties Trust, Series E	23,067	578,290
Digital Realty Trust, Inc., Series A	15,000	379,650
		1,607,440

See notes to portfolio of investments.

Company	Shares or Principal Amount	Value
Preferred Stocks – continued
Health Care – 4.3%
Health Care REIT, Inc., Series F	40,000	$1,020,000
LTC Properties, Inc., Series F	40,000	1,006,600
Windrose Medical Properties Trust, Series A *	20,000	522,000
		2,548,600

Hospitality – 26.7%
Ashford Hospitality Trust, Series A	46,000	1,173,000
Boykin Lodging Co., Series A	70,000	1,835,750
Eagle Hospitality Properties Trust, Inc., Series A	28,000	703,220
FelCor Lodging Trust, Inc., Series C	60,000	1,501,200
Hersha Hospitality Trust, Series A	40,000	998,400
Highland Hospitality Corp., Series A	160,000	3,892,800
Host Hotels & Resorts Inc., Series E	100,000	2,653,000
Innkeepers USA Trust, Series C	27,000	669,330
LaSalle Hotel Properties, Series E	5,000	126,600
Winston Hotels, Inc., Series B	95,000	2,375,000
		15,928,300

Manufactured Homes – 0.3%
Affordable Residential Communities, Series A	9,600	210,336

Mortgage – 1.9%
HomeBanc Corp., Series A	25,000	637,500
New Century Financial Corp., Series A	20,000	491,000
		1,128,500

Office – 8.2%
Alexandria Real Estate Equities, Inc., Series C	120,000	3,135,600
SL Green Realty Corp., Series D	70,000	1,768,900
		4,904,500

Retail – 0.4%
The Mills Corp., Series E	1,800	40,590
The Mills Corp., Series G	10,000	213,000
		253,590
Total Preferred Stocks (Cost $27,763,361)		28,146,646

Debt Securities – 16.0%
Hospitality – 16.0%
American Real Estate Partners LP, 8.125%, 06/01/2012	$2,000,000	2,055,000
FelCor Lodging LP, 9.00%, 06/01/2011 **	1,600,000	1,752,000
ITT Corp., 7.75%, 11/15/2025	3,275,000	3,340,500
MeriStar Hospitality Corp., 9.125%, 01/15/2011 **	1,000,000	1,157,500
Six Flags, Inc., 9.75%, 04/15/2013	1,260,000	1,269,450
Total Debt Securities (Cost $8,989,923)		9,574,450

Short-Term Investments – 1.3%
Other Investment Companies – 1.3%
SSgA Money Market Fund, 4.30%(b) (Cost $794,183)	794,183	794,183
Total Investments – 145.0% (Cost $76,534,293) (c)		86,637,136
Other assets less liabilities – 1.9%		1,120,869
Preferred Shares, at liquidation preference – (46.9)%		(28,000,000)
Net Assets applicable to common shareholders – 100%		$59,758,005

See notes to portfolio of investments.

Notes to Portfolio of Investments

*	Convertible into common stock.
**	Also a real estate investment trust.
(a)	Non-income producing security.
(b)	Rate reflects 7 day yield as of March 31, 2006.
(c)

Although subject to adjustments to the extent 2006 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2006, are as follows:

Cost	$76,534,293

Gross unrealized appreciation	$11,015,827
Gross unrealized depreciation	(912,984)
Net unrealized appreciation	$10,102,843

Reference should be made to the Fund’s financial statements for the year ended December 31, 2005, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR HOSPITALITY AND REAL ESTATE FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 4, 2006

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 4, 2006